Investment Contract Liabilities - Summary of Investment Contract Liabilities Measured at Amortized Cost and Fair Value Associated with Contracts (Parenthetical) (Detail) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Investment Contract Liabilities [line items]
Investment contract liabilities reinsured	$ 48	$ 67
Investment contract liabilities	3,117	3,288
Carrying amount [member]
Disclosure of Investment Contract Liabilities [line items]
Investment contract liabilities reinsured	48	67
Investment contract liabilities	2,267	2,289
Fair value [Member]
Disclosure of Investment Contract Liabilities [line items]
Investment contract liabilities reinsured	52	76
Investment contract liabilities	$ 2,566	$ 2,690